Note 12 - Intangible assets, net	12 Months Ended
Dec. 31, 2024
Note 12 - Intangible assets, net
Note 12 - Intangible assets, net

12    Intangible assets, net

Year ended December 31, 2024	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	648,887	560,549	2,488,381	1,790,680	5,488,497
Currency translation adjustment	(4,049)	(10)	(67)	(13)	(4,139)
Changes due to business combinations (**)	-	-	(13,621)	(14,590)	(28,211)
Additions	43,445	14,998	-	-	58,443
Transfers / Reclassifications	4,584	70	-	-	4,654
Disposals	(31,262)	-	-	(40)	(31,302)
Values at the end of the year	661,605	575,607	2,474,693	1,776,037	5,487,942

Amortization and impairment
Accumulated at the beginning of the year	576,722	407,217	1,384,674	1,742,774	4,111,387
Currency translation adjustment	(3,764)	(6)	-	(11)	(3,781)
Amortization charge	22,664	9,100	-	21,986	53,750
Transfers / Reclassifications	108	-	-	-	108
Disposals	(31,231)	-	-	(40)	(31,271)
Accumulated at the end of the year	564,499	416,311	1,384,674	1,764,709	4,130,193
At December 31, 2024	97,106	159,296	1,090,019	11,328	1,357,749

Year ended December 31, 2023	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	614,474	550,991	2,469,726	1,762,042	5,397,233
Currency translation adjustment	2,233	2	39	-	2,274
Increase due to business combinations (***)	105	116	18,616	28,638	47,475
Additions	39,375	9,073	-	-	48,448
Transfers / Reclassifications	437	367	-	-	804
Disposals	(7,737)	-	-	-	(7,737)
Values at the end of the year	648,887	560,549	2,488,381	1,790,680	5,488,497

Amortization and impairment
Accumulated at the beginning of the year	561,119	398,417	1,384,674	1,720,515	4,064,725
Currency translation adjustment	2,140	1	-	-	2,141
Amortization charge	21,285	8,799	-	22,259	52,343
Transfers / Reclassifications	(86)	-	-	-	(86)
Disposals	(7,736)	-	-	-	(7,736)
Accumulated at the end of the year	576,722	407,217	1,384,674	1,742,774	4,111,387
At December 31, 2023	72,165	153,332	1,103,707	47,906	1,377,110

(*) Includes Proprietary Technology.

(**) For the year 2024, related to Mattr’s pipe coating business unit acquisitions. For more information see note 34.

(***) For the year 2023, related to the GPC, Isoplus anticorrosion coating division, Republic Tube LLC’s OCTG pipe processing facility and Mattr’s pipe coating business unit acquisitions.

The geographical allocation of goodwill for the year ended December 31, 2024 was $944.2 million for North America, $111.0 million for South America, $33.0 million for Asia Pacific, Middle East & Africa and $1.8 million for Europe.

The geographical allocation of goodwill for the year ended December 31, 2023 was $944.2 million for North America, $111.0 million for South America, $33.0 million for Asia Pacific, Middle East & Africa and $15.5 million for Europe.

The carrying amount of goodwill allocated by CGU, as of December 31, 2024, was as follows:

(all amounts in millions of U.S. dollars)
	Tubes Segment
CGU	Hydril Acquisition	Other	Total
Tamsa	346	19	365
Siderca	265	93	358
Hydril	309	-	309
Other	-	58	58
Total	920	170	1,090